Notes Payable: Schedule of Notes Payable (Tables)	3 Months Ended
Mar. 31, 2014
Tables/Schedules
Schedule of Notes Payable

Notes payable consists of the following:

	March 31, 2014	December 31, 2013
Skyy Holdings, Ltd.	$191,575	$185,411
Prominence Capital LLC	31,005	30,512
Total notes payable-short term	222,580	215,923

The Kasper Group	199,054	––
Matrix Advisors LLC	506,164	500,000
Adrian Peglar	101,164	––
Paul Burke	101,164	––
Total notes payable-long term-convertible	907,546	500,000
Total notes payable	$1,130,126	$715,923